Fixed assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	R$ 24,428	R$ 23,386
Depreciation	(15,027)	(15,423)
Impairment	(266)	(196)
Residual	9,135	7,767
Real Estates [Member]
IfrsStatementLineItems [Line Items]
Cost	9,075	7,132
Depreciation	(3,706)	(3,835)
Impairment	(198)	(151)
Residual	5,171	3,146
Real Estates [Member] | Land [member]
IfrsStatementLineItems [Line Items]
Cost	2,039	1,199
Residual	2,039	1,199
Real Estates [Member] | Building And Improvements [Member]
IfrsStatementLineItems [Line Items]
Cost	7,036	5,933
Depreciation	(3,706)	(3,835)
Impairment	(198)	(151)
Residual	R$ 3,132	R$ 1,947
Real Estates [Member] | Building And Improvements [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	4.00%	4.00%
Real Estates [Member] | Building And Improvements [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 15,353	R$ 16,254
Depreciation	(11,321)	(11,588)
Impairment	(68)	(45)
Residual	3,964	4,621
Other Fixed Assets [Member] | Installations And Furniture [Member]
IfrsStatementLineItems [Line Items]
Cost	3,347	3,559
Depreciation	(2,530)	(2,655)
Impairment	(17)	(14)
Residual	R$ 800	R$ 890
Other Fixed Assets [Member] | Installations And Furniture [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Installations And Furniture [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 9,330	R$ 9,786
Depreciation	(7,480)	(7,659)
Impairment	(51)	(31)
Residual	R$ 1,799	R$ 2,096
Other Fixed Assets [Member] | Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%
Other Fixed Assets [Member] | Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	50.00%	50.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 2,676	R$ 2,909
Depreciation	(1,311)	(1,274)
Residual	R$ 1,365	R$ 1,635
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	10.00%	10.00%
Other Fixed Assets [Member] | Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual depreciation rates	20.00%	20.00%